                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-7347

                                ADVISOR FUNDS II
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (410) 895-5000
                                                            --------------

                             Daniel O. Hirsch, Esq.
                                One South Street
                            Baltimore, Maryland 21202
                    -----------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder EAFE® Equity Index Fund

Semiannual Report to Shareholders

June 30, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

Scudder EAFE® Equity Index Fund

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

EAFE® Equity Index Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Shareholder Meeting Results

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary June 30, 2003

Average Annual Total Returns*
Scudder EAFE® Equity Index Fund	6-Month++	1-Year	3-Year	5-Year	Life of Class**
Premier Class	8.97%	-7.19%	-14.24%	-4.47%	.16%
MSCI EAFE® Index+	9.47%	-6.46%	-13.52%	-4.00%	.22%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

++ Total returns shown for less than one year are not annualized.
Net Asset Value and Distribution Information
Premier Class
Net Asset Value: 6/30/03	$ 8.38
12/31/02	$ 7.77
Distribution Information: Six Months: Income Dividends	$ .08

Premier Class Lipper Rankings* - International Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	283	of	818	35
3-Year	266	of	617	44
5-Year	253	of	461	55

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $5,000,000 Investment*
[] Scudder EAFE® Equity Index Fund - Premier Class [] MSCI EAFE® Index+

Yearly periods ended June 30

Comparative Results*
Scudder EAFE® Equity Index Fund		1-Year	3-Year	5-Year	Life of Class**
Premier Class	Growth of $5,000,000	$4,640,500	$3,154,000	$3,977,500	$5,058,000
	Average annual total return	-7.19%	-14.24%	-4.47%	.16%
MSCI EAFE® Index+	Growth of $5,000,000	$4,677,000	$3,234,000	$4,077,000	$5,080,500
	Average annual total return	-6.46%	-13.52%	-4.00%	.22%

The growth of $5,000,000 is cumulative.

The minimum investment for the Premier Class is $5,000,000.

Notes to Performance Summary

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** The Fund commenced operations on January 24, 1996. Index comparisons begin January 31, 1996.
+ The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review

In the following interview, on behalf of the team, Lead Portfolio Manager James Creighton discusses Scudder EAFE® Equity Index Fund's performance and the market environment during the six-month period ended June 30, 2003.

Q: How did Scudder EAFE® Equity Index Fund perform over the first half of 2003?

A: Scudder EAFE® Equity Index Fund slightly underperformed its benchmark, the MSCI EAFE® Index, for the six months ended June 30, 2003.1 The fund produced a return of 8.97% for the semiannual period, as compared with 9.47% for the benchmark. The fund slightly outperformed the Lipper International Equity Funds category average semiannual return of 8.60%.2

1 The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated.

Q: What were the primary factors affecting the international equity markets during the past six months?

A: International equities, like the broad US equity markets, experienced a welcome turnabout from the past three years, gaining ground for the six months ended June 30, 2003. Still, the MSCI EAFE® Index saw divergent performance within the semiannual period.

During the first quarter 2003, the MSCI EAFE® Index declined 8.21% as international equities reversed course from the rebound of the fourth quarter of 2002, due to diversity of geopolitical concerns, including the war in Iraq and continued weakness in the global economy. The economies of Europe were especially sluggish, even though the general expectation in Europe was for ongoing stimulative policies. After several years of declines in the international equity markets, the general view was that most of the excesses of the 1990s had been erased, although concerns about US corporate scandals continued to plague the larger international markets.

During the second quarter 2003, the MSCI EAFE® Index rose by an impressive 19.27%. Nearly 3.5% of the index's quarterly gains for US investors was attributable to currency, as the US dollar continued its decline. In local-currency terms, the index increased by 14.2%, still a significant advance by any measure. Indeed, with the exception of Hong Kong, which remained affected by the economic implications of the SARS virus, all major overseas equity markets generated double-digit returns for the quarter. All major market sectors also scored double-digit gains during the quarter, except for consumer nondurables, which still produced positive returns. The primary reason for the rally was the signs of improvement shown in the US economy. International economies embraced the signals and advanced sharply.

Q: Which countries within the MSCI EAFE® Index were the best and worst performers?

A: On a regional basis, the Pacific Basin excluding Japan gained 16.03% in US dollar terms, as measured by the MSCI Pacific ex-Japan Index, outperforming Europe's return of 10.77% in US dollar terms, as measured by the MSCI Europe Index, for the semiannual period.3 Japan, as measured by the MSCI Japan Index, produced a six-month return of 2.92% in US dollar terms.4

3 The MSCI Pacific ex-Japan Index is an unmanaged index that reflects the performance of securities listed on the stock exchanges of four countries in the Pacific region, excluding Japan. The MSCI Europe Index is an unmanaged index representing the 16 developed markets of Europe. Benchmark returns are US dollar denominated and do not reflect fees or expenses. The indices are not available for direct investment.
4 The MSCI Japan Index is an unmanaged index of equity securities listed on the Tokyo Stock Exchange. Benchmark returns are US dollar denominated and do not reflect fees or expenses. The index is not available for direct investment.

Within the individual country markets, the best performance for the semiannual period came from New Zealand, Spain and Austria. The Netherlands, Japan and Hong Kong were the worst performers within the MSCI EAFE® Index. The UK remains the largest country in the MSCI EAFE® Index based on its 27.4% of the market capitalization of the index. The more defensive UK market within the MSCI Europe Index returned 8.25% in US dollar terms for the semiannual period.

Consumer nondurables was the best-performing sector within the MSCI EAFE® Index for the six-month period. Banks and technology were the worst-performing sectors in the index during the first half of the year.

Q: What were the major changes to the MSCI EAFE® Index during the semiannual period?

A: On May 30, 2003, the annual full-country review of the MSCI EAFE® Index became effective after the market close in each member country. This annual reconstitution was notable as the first full rebalance since MSCI completed its transition to free-float adjustment at the end of May 2002. Specifically, there were 69 additions, 51 deletions, and 252 free-float adjustments to the MSCI EAFE® Index, which measures 21 developed equity markets, excluding North America. These changes had several effects. Most notably, the Pacific Basin, including Japan, increased its MSCI EAFE® Index weight by 0.40%, with a corresponding drop in Europe. Within Europe, France experienced the greatest increase in index weight, while Switzerland experienced the largest decrease. On a sector level, financials grew in weight within the index after the changes, accounting for 24.2% of the index's market capitalization at June 30, 2003. Health care saw the greatest decrease in index weighting. On a security level, the top five index weight increases were Spain's Banco Popular Espanol, Japan's Toyota Motor and Honda Motor, France's Vivendi Environment and Italy's Banco Popolare di Verona e Novara. The top five weight index decreases were Switzerland's Novartis and UBS, Italy's Eni, the UK's British Petroleum and France's Sanofi-Synthelabo.

Q: What investment strategies do you intend to pursue in the fund?

A: As managers of an index fund designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE® Index, we neither evaluate short-term fluctuations in the fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary June 30, 2003

Geographic Diversification (Excludes Cash Equivalents)	6/30/03	12/31/02

United Kingdom	28%	28%
Japan	21%	22%
France	9%	9%
Switzerland	7%	9%
Germany	6%	6%
Netherlands	5%	5%
Australia	5%	4%
Italy	4%	4%
Spain	4%	3%
Other	11%	10%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	6/30/03	12/31/02

Financials	25%	24%
Consumer Discretionary	13%	13%
Health Care	10%	11%
Energy	9%	9%
Consumer Staples	8%	10%
Industrials	8%	8%
Telecommunication Services	8%	7%
Materials	6%	6%
Information Technology	6%	6%
Other	7%	6%
	100%	100%

Geographic diversification and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2003 (17.7% of Portfolio)	Country	Percent
1. BP PLC Exporter and producer of oil and natural gas	United Kingdom	2.6%
2. Vodafone Group PLC Provider of mobile telecommunication services	United Kingdom	2.2%
3. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	2.1%
4. GlaxoSmithKline PLC Developer of vaccines and health-related consumer products	United Kingdom	2.0%
5. Total SA Producer of oil and natural gas	France	1.6%
6. Royal Dutch Petroleum Co. Exporter and producer of oil and natural gas	Netherlands	1.6%
7. Novartis AG Manufacturer of pharmaceutical and nutrition products	Switzerland	1.6%
8. Nestle SA Producer and seller of food products	Switzerland	1.4%
9. Nokia Oyj Manufacturer of telecommunication systems and equipment	Finland	1.3%
10. Royal Bank of Scotland Group PLC Provider of a wide range of financial services	United Kingdom	1.3%

Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 20. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investment in the EAFE® Equity Index Portfolio, at value	$ 166,077,768
Receivable for Fund shares sold	91,138
Total assets	166,168,906
Liabilities
Payable for Fund shares redeemed	525,573
Other accrued expenses and payables	51,394
Total liabilities	576,967
Net assets, at value	$ 165,591,939
Net Assets
Net assets consist of: Undistributed net investment income	1,584,173
Net unrealized appreciation (depreciation) on investment	(13,050,822)
Accumulated net realized gain (loss)	(48,203,545)
Paid-in capital	225,262,133
Net assets, at value	$ 165,591,939
Net Asset Value
Net Asset Value, offering and redemption price per share ($165,591,939 / 19,756,983 shares of capital stock, $.001 par value, unlimited number of shares authorized)	$ 8.38

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Net investment income allocated from the EAFE® Equity Index Portfolio: Dividends (net of foreign taxes withheld of $362,473)	$ 2,501,761
Dividends from Cash Management Fund Institutional	32,321
Interest	41,104
Securities lending income	51,832
Expenses(a)	(254,872)
Total Income	2,372,146
Expenses: Administrator service fee	109,927
Auditing fees	22,942
Legal fees	26,006
Trustees' fees and expenses	2,103
Reports to shareholders	26,289
Registration fees	10,882
Other	7,589
Total expenses, before expense reductions	205,738
Expense reductions	(169,659)
Total expenses, after expense reductions	36,079
Net investment income (loss)	2,336,067
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(3,699,701)
Futures	1,330,683
Foreign currency related transactions	1,097,245
(1,271,773)
Net unrealized appreciation (depreciation) during the period on investments	15,205,625
Net gain (loss) on investment transactions	13,933,852
Net increase (decrease) in net assets resulting from operations	$ 16,269,919

a For the six months ended June 30, 2003, the Advisor for the EAFE® Equity Index Portfolio waived fees in the amount of $43,892, all of which was allocated to the Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 2,336,067	$ 2,499,067
Net realized gain (loss) on investment transactions	(1,271,773)	(6,482,098)
Net unrealized appreciation (depreciation) on investment transactions during the period	15,205,625	(19,466,386)
Net increase (decrease) in net assets resulting from operations	16,269,919	(23,449,417)
Distributions to shareholders from: Net investment income	(1,390,868)	(2,225,697)
Fund share transactions: Proceeds from shares sold	120,715,082	104,603,124
Subscription in-kind	11,066,674	-
Reinvestment of distributions	1,337,051	2,138,675
Cost of shares redeemed	(119,059,441)	(84,777,796)
Net increase (decrease) in net assets from Fund share transactions	14,059,366	21,964,003
Increase (decrease) in net assets	28,938,417	(3,711,111)
Net assets at beginning of period	136,653,522	140,364,633
Net assets at end of period (includes undistributed net investment income and accumulated distributions in excess of net investment income of $1,584,173 and $638,974, respectively)	$ 165,591,939	$ 136,653,522

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999	1998[c]
Selected Per Share Data
Net asset value, beginning of period	$ 7.77	$ 9.46	$ 12.27	$ 14.58	$ 11.59	$ 9.98
Income (loss) from investment operations: Net investment income (loss)	.12[d]	.16[d]	.19	.25	.08	.16
Net realized and unrealized gain (loss) on investment transactions	.57	(1.72)	(2.87)	(2.47)	3.15	1.81
Total from investment operations	.69	(1.56)	(2.68)	(2.22)	3.23	1.97
Less distributions from: Net investment income	(.08)	(.13)	(.13)	(.02)	(.08)	(.16)
In excess of net investment income	-	-	-	-	(.03)	(.09)
Net realized gains on investment transactions	-	-	-	(.07)	(.13)	(.01)
In excess of net realized gain	-	-	-	-	-	(.10)
Total distributions	(.08)	(.13)	(.13)	(.09)	(.24)	(.36)
Net asset value, end of period	$ 8.38	$ 7.77	$ 9.46	$ 12.27	$ 14.58	$ 11.59
Total Return (%)[e]	8.97**	(16.63)	(21.75)	(15.22)	27.95	19.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	166	137	140	171	120	42
Ratio of expenses before expense reductions, including expenses of the EAFE® Equity Index Portfolio (%)	.69*	.65	.63	.65	.71	.83
Ratio of expenses after expense reductions, including expenses of the EAFE® Equity Index Portfolio (%)	.40*	.40	.40	.40	.40	.40
Ratio of net investment income (loss) (%)	1.58f**	1.83	1.68	1.59	1.56	1.50
[a] For the six months ended June 30, 2003 (Unaudited).
[b] On April 30, 2000, the Institutional Class was renamed the Premier Class.
[c] Advisor Class shares were converted to Institutional Class shares on July 10, 1998.
[d] Based on average shares outstanding during the period.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratio for the six months ended June 30, 2003 has not been annualized since the Fund believes it would not be appropriate because the Fund's income is not earned ratable throughout the fiscal year.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

EAFE® Equity Index Fund - Premier Class ("Scudder EAFE® Equity Index Fund" or the "Fund") is a diversified series of the Scudder Advisor Funds II (formerly BT Advisor Funds) (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the EAFE® Equity Index Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc."). Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Prospectus and Statements of Additional Information.

On June 30, 2003, the Fund owned approximately 100% of the Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's financial statements which accompany this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2002, the Fund had a net tax basis capital loss carryforward of approximately $42,812,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($13,832,000), December 31, 2009 ($14,051,000) and December 31, 2010 ($14,930,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through December 31, 2002, the Fund incurred approximately $334,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2003.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The net unrealized appreciation/depreciation of the Fund's investment in the Portfolio consists of an allocated portion of the Portfolio's appreciation/depreciation. Please refer to the Portfolio's financial statements for a breakdown of the appreciation/depreciation from investments.

At December 31, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income*	$ 1,094,207
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (42,812,000)

In addition, during the years ended December 31, 2002 and December 31, 2001 the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	2002	2001
Distributions from ordinary income*	$ (2,225,697)	$ (1,894,656)

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Other. The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management Inc., which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both wholly owned subsidiaries of Deutsche Bank AG.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the six months ended June 30, 2003, the Advisor and Administrator contractually agreed to waive their fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses at 0.40%, including expenses allocated from the Portfolio. Accordingly, for the six months ended June 30, 2003, the Administrator Service Fee was $109,927, of which all was waived. In addition, under this arrangement the Advisor and Administrator reimbursed the Fund in the amount of $59,732.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Premier Class	15,516,305	$ 120,715,082	12,125,045	$ 104,603,124
Subscriptions in-kind
Premier Class	1,534,906	$ 11,066,674	-	-
Shares issued to shareholders in reinvestment of distributions
Premier Class	184,931	$ 1,337,051	275,958	$ 2,138,675
Shares redeemed
Premier Class	(15,060,582)	$ (119,059,441)	(9,654,892)	$ (84,777,796)
Net increase (decrease)
Premier Class	2,175,560	$ 14,059,366	2,746,111	$ 21,964,003

D. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2003 there were two shareholders who held 37% and 29% of the outstanding shares of the Fund.

(The following financial statements of the EAFE® Equity Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2003 (Unaudited)

	Shares	Value ($)

Common Stocks 91.7%
Australia 4.7%
Alumina Ltd.	32,621	89,040
Amcor Ltd.	24,159	131,562
AMP Diversified Property Trust	6,756	13,819
AMP Ltd.	34,800	115,993
Aristocrat Leisure Ltd.	9,508	8,481
Australia & New Zealand Banking Group Ltd.*	39,737	495,949
Australian Gas & Light Co., Ltd.	13,042	95,775
Australian Stock Exchange Ltd.	1,531	12,855
BHP Billiton Ltd.	99,556	576,869
BHP Steel Ltd.	18,166	45,321
Boral Ltd.	13,615	46,202
Brambles Industries Ltd.	28,346	86,877
Centro Properties Group	9,369	25,070
CFS Gandel Retail Trust	40,976	36,549
Coca-Cola Amatil Ltd.	12,036	46,091
Cochlear Ltd.	1,114	24,131
Coles Myer Ltd.	29,901	140,372
Commonwealth Bank of Australia	32,934	652,676
Commonwealth Property Office Fund	22,142	17,819
Computershare Ltd.	10,718	13,442
CSL Ltd.	4,662	37,363
CSR Ltd.	25,654	33,377
Deutsche Office Trust	19,869	14,924
Foster's Group Ltd.	58,031	163,847
Futuris Corp, Ltd.	10,267	11,568
General Property Trust	55,720	109,116
Harvey Norman Holdings Ltd.	9,201	15,488
Insurance Australia Group Ltd.	48,102	109,683
Investa Property Group	17,615	23,391
James Hardie Industries NV	10,043	47,417
John Fairfax Holdings Ltd.	18,251	35,251
Leighton Holdings	4,873	32,681
Lend Lease Corp, Ltd.	10,876	60,905
Lion Nathan Ltd.	5,624	20,217
Macquarie Bank Ltd.	5,570	107,583
Macquarie Goodman Industrial Trust	18,512	18,871
Macquarie Infrastructure Group	51,290	123,488
Mayne Group Ltd.	22,896	42,073
Mirvac Group	18,279	54,429
National Australia Bank Ltd.	40,875	918,329
Newcrest Mining Ltd.	6,439	33,035
Onesteel Ltd.	8,598	11,071
Orica Ltd.	7,714	56,028
Origin Energy Ltd.	16,065	43,635
Pacific Dunlop Ltd.*	2,546	9,989
Paperlinx Ltd.	6,188	19,007
Patrick Corp, Ltd.*	3,376	28,415
Principal Office Fund	15,280	15,781
Publishing & Broadcasting Ltd.	1,801	11,933
QBE Insurance Group Ltd.	16,746	104,670
Rinker Group Ltd.	25,654	90,153
Rio Tinto Ltd.*	8,712	170,665
Santos Ltd.	15,472	61,220
Sonic Healthcare Ltd.	3,189	14,009
Southcorp Ltd.	16,569	31,336
Stockland (REIT)	24,074	80,888
Suncorp Metway Ltd.	14,784	115,013
TAB Ltd.	8,356	18,213
Tabcorp Holding Ltd.	10,270	74,179
Telstra Corp, Ltd.	61,735	182,171
The News Corp, Ltd.	53,399	329,113
The News Corp, Ltd.	39,568	297,206
Toll Holdings Ltd.	3,949	18,751
Transurban Group	9,690	30,998
Wesfarmers Ltd.	10,560	179,176
Westfield Holding Ltd.	11,840	115,931
Westfield Trust (REIT)*	56,962	131,795
Westfield Trust	1,936	4,479
Westpac Banking Corp, Ltd.	46,851	510,585
Westralian Sands Ltd.	2,479	6,733
WMC Resources Ltd.*	32,696	76,966
Woodside Petroleum Ltd.	13,110	108,848
Woolworths Ltd.	27,556	231,375
		7,868,261
Austria 0.2%
Boehler-Uddeholm AG	260	14,370
Erste Bank der Oesterreichischen Sparkassen AG	660	58,321
Flughafen Wien AG	250	9,086
Immofinanz Immobilien Anlagen AG	3,785	27,256
Mayr Melnhof Karton AG*	150	12,490
OMV AG	330	39,646
RHI AG	250	2,971
Telekom Austria AG	5,577	63,275
VA Technologie AG*	260	6,870
Verbund*	110	10,135
Voest-Alpine Stahl AG	320	12,637
Wienerberger AG	820	14,407
		271,464
Belgium 1.0%
Agfa Gevaert NV	3,209	68,137
Barco NV	214	12,803
Bekaert NV	369	17,246
Cofinimmo	119	14,349
Colruyt NV*	399	27,583
Compagnie Maritime Belge SA*	166	6,577
D'ieteren NV	90	12,898
Delhaize Group	2,081	63,327
Dexia	17,075	215,885
Electrabel NPV*	790	201,307
Fortis, Strip VVPR*	2,223	51
Fortis*	27,160	471,580
Groupe Bruxelles Lambert SA	1,839	83,206
Interbrew	4,075	90,549
KBC Bankverzekeringsholding	2,402	94,307
Mobistar SA	545	22,399
Omega Pharma SA	424	12,903
Solvay SA	1,652	113,824
UCB SA*	2,390	65,485
Umicore	395	20,471
		1,614,887
Denmark 0.7%
A P Moller - Maersk AS "B"	29	156,875
Bang & Olufsen AS	261	7,100
Carlsberg AS	600	21,468
Coloplast AS	406	31,375
Danisco AS	1,398	54,774
Danske Bank AS	13,462	262,162
De Sammensluttede Vognmaend af 13-7-1976 AS	462	11,889
FLS Industries AS	744	6,209
GN Store Nord AS	5,156	21,197
Group 4 Falck AS	1,922	31,934
H. Lundbeck AS	2,105	42,620
ISS AS	1,269	45,307
Kobenhavns Lufthavne AS*	143	11,603
NEG Micon AS	427	4,356
NKT Holding AS	557	7,705
Novo Nordisk AS "B"	6,721	235,283
Novozymes AS	1,619	45,041
Ostasiatiske Kompagni	461	12,611
Tele Danmark AS*	3,412	102,042
Topdanmark AS	740	27,049
Vestas Wind Systems AS	3,061	35,009
William Demant Holding AS	765	17,499
		1,191,108
Finland 1.7%
Amer Group Ltd.*	700	21,398
Elisa Communications Oyj*	3,200	27,487
Fortum Oyj*	9,500	76,147
Instrumentarium Corp.	1,200	45,612
Kesko Oyj	1,900	22,299
Kone Corp.	1,000	41,915
Nokia Oyj	126,000	2,074,884
Nokian Renkaat Oyj	200	10,289
Orion-yhtyma Oy "B"*	700	11,616
Outokumpu Oyj "A"*	2,400	21,084
Pohjola Group PLC	500	8,561
Rautaruukki Oyj	200	861
Sampo Insurance Co., Ltd. "A"* (b)	7,700	56,502
Stora Enso Oyj "R"	17,300	193,301
Tietoenator Oyj "B"	2,000	33,670
UPM-Kymmene Oyj	13,400	195,580
Uponor Oyj	900	20,877
Valmet-Rauma Oyj*	2,800	24,919
Wartsila Oyj	1,200	14,910
		2,901,912
France 8.7%
Accor SA*	5,130	185,568
Alcatel SA*	32,837	296,011
Alstom*	5,460	18,810
Atos Origin SA	377	13,040
Autoroutes du Sud de la France*	1,962	57,340
Aventis SA	17,880	983,712
Axa	37,752	585,692
BNP Paribas SA	21,457	1,090,326
Bouygues SA*	5,196	143,442
Business Objects SA*	1,276	28,456
Carrefour SA*	15,282	748,995
CNP Assurances	777	32,835
Compagnie de Saint-Gobain	8,074	317,744
Compagnie Generale d'Industrie et de Participations	2,626	93,241
Compagnie Generale des Etablissements Michelin "B"	3,483	135,990
Credit Agricole SA	8,454	160,670
Dassault Systemes SA	1,177	38,656
Essilor International SA	2,438	98,213
Etablissements Economiques du Casino Guichard-Perrachon SA	913	71,294
European Aeronautic & Space Co.*	6,807	83,484
France Telecom SA	20,879	512,136
Gecina SA	344	39,898
Groupe Air France	1,503	19,434
Groupe Danone	3,351	463,698
Hermes International	203	28,603
Imetal SA*	288	41,936
Klepierre*	476	23,504
L' Oreal SA	9,020	635,988
L' Air Liquide SA	2,740	406,210
Lafarge SA*	3,377	197,777
Lafarge SA*	3,377	9,113
Lagardere SCA	3,303	143,565
LVMH Moet-Hennessy Louis Vuitton SA	5,842	289,747
Pechiney SA*	1,563	56,108
Pernod Ricard	1,326	118,315
Pinault-Printemps-Redoute SA	1,681	126,633
PSA Peugeot Citroen	4,894	237,727
Publicis Groupe	2,549	68,407
Renault SA	3,972	210,000
Sagem SA	432	34,726
Sanofi-Synthelabo SA	9,787	573,184
Schneider Electric SA	5,610	263,745
Societe BIC SA*	1,073	41,771
Societe Generale "A"	8,373	530,755
Sodexho Alliance SA	2,348	63,364
Suez SA	21,337	339,602
Technip SA	420	36,752
Television Francaise*	3,076	94,666
Thales SA	1,826	54,205
Thomson SA*	4,396	67,797
Total Fina Elf SA*	972	11
Total SA	17,221	2,602,486
Unibail	1,083	80,216
Valeo SA	1,746	60,552
Vinci SA	1,726	116,446
Vivendi Environment	6,114	125,676
Vivendi Universal SA	23,916	435,303
Wanadoo	10,309	69,018
Zodiac SA	882	21,513
		14,424,106
Germany 5.8%
Adidas-Salomon AG	1,115	95,352
Allianz AG (Registered)	7,264	603,766
Altana AG	1,800	113,563
BASF AG	14,470	618,138
Bayer AG	17,645	408,900
Bayerische Hypo-und Vereinsbank AG	2,230	36,620
Bayerische Hypo-und Vereinsbank AG	6,483	107,130
Beiersdorf AG	650	86,884
Celesio AG	766	30,101
Commerzbank AG	10,950	153,157
Continental AG	2,950	61,926
DaimlerChrysler AG	22,860	798,039
Deutsche Bank AG (Registered)* (b) (c)	13,905	901,861
Deutsche Boerse AG	2,400	127,136
Deutsche Lufthansa AG*	4,625	54,173
Deutsche Post AG	10,150	149,077
Deutsche Telekom AG (Registered)	55,655	849,382
Douglas Holding AG	650	14,033
E.ON AG	15,568	800,376
Epcos AG*	1,350	17,394
Fresenius Medical Care AG	500	18,087
Fresenius Medical Care AG	900	44,544
HeidelbergCement AG	104	2,327
HeidelbergCement AG VVPR*	104	0
HeidelbergCement AG (b)	731	16,134
Infineon Technologies AG*	10,800	104,426
KarstadtQuelle AG	1,100	23,546
Linde AG	1,966	72,787
MAN AG	2,450	41,414
Merck KGaA*	1,340	38,931
Metro AG	3,742	120,964
MLP AG	1,150	17,168
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,986	304,424
ProSiebenSat.1Media AG*	2,489	16,578
RWE AG	1,035	27,859
RWE AG*	9,700	292,844
SAP AG	5,455	643,338
Schering AG (b)	4,565	223,214
Siemens AG*	21,152	1,037,664
Suedzucker AG	1,150	19,756
Thyssen Krupp AG*	8,500	98,000
TUI AG*	3,161	47,008
Volkswagen AG	2,550	76,458
Volkswagen AG	5,830	246,438
		9,560,917
Greece 0.3%
Alpha Credit Bank AE	4,000	69,728
Bank of Piraeus	1,190	9,046
Coca-Cola Hellenic Bottling Co. SA	2,520	41,613
Commercial Bank of Greece	1,550	27,091
EFG Eurobank Ergasias	4,160	62,676
Greek Organization of Football Prognostics	2,681	27,339
Hellenic Petroleum SA	2,540	17,151
Hellenic Technodomiki SA	1,900	10,648
Hellenic Telecommunication Organization SA	6,620	78,149
Intracom SA	2,190	14,536
National Bank of Greece SA	5,632	95,202
Panafon Hellenic Telecom SA	5,190	34,568
Public Power Corp.	1,840	33,216
Titan Cement Co. SA	810	29,300
Viohalco., Hellenic Copper and Aluminum Industry SA	3,290	16,397
		566,660
Hong Kong 1.4%
Amoy Properties Ltd.	26,000	23,339
ASM Pacific Technology Ltd.	5,000	14,555
Bank of East Asia Ltd.	37,971	74,256
BOC Hong Kong (Holdings) Ltd.*	72,000	72,479
Cathay Pacific Airways Ltd.	25,000	33,662
Cheung Kong Holdings Ltd.	41,000	246,058
Cheung Kong Infrastructure Holdings	10,000	19,171
CLP Holdings Ltd.	48,600	211,273
Esprit Holdings Ltd.	14,815	36,286
Giordano International Ltd.	26,000	8,085
Hang Seng Bank Ltd.	20,700	218,331
Henderson Land Development Co., Ltd.	14,000	40,035
Hong Kong & China Gas Co., Ltd.	100,887	127,432
Hong Kong Electric Holdings Ltd.	38,000	148,625
Hong Kong Exchanges & Clearing Ltd.	24,000	34,777
Hopewell Holdings Ltd.*	14,000	14,901
Hutchison Whampoa Ltd.*	56,100	341,716
Hysan Development Co.	13,590	11,153
Johnson Electric Holdings Ltd.	36,000	44,780
Li & Fung Ltd.	39,000	50,262
MTR Corp, Ltd.	29,301	33,629
New World Development Co., Ltd.	36,107	13,775
PCCW Ltd.	43,030	26,624
Shangri-La Asia Ltd.	26,000	16,671
Sino Land Co., Ltd.	52,000	16,171
South China Morning Post Co., Ltd.	27,200	10,638
Sun Hung Kai Properties Ltd.	35,297	177,885
Swire Pacific Ltd. "A"	25,500	111,180
Techtronic Industries	11,000	18,408
Television Broadcasts Ltd.	9,000	32,142
Wharf Holdings Ltd.	29,102	56,165
Yue Yuen Industrial Ltd.	12,000	30,700
		2,315,164
Ireland 0.7%
Allied Irish Bank PLC	23,570	357,820
Bank of Ireland	26,266	318,215
CRH PLC	13,772	215,085
DCC PLC	2,107	28,309
Elan Corp. PLC	9,966	51,500
Fyffes PLC	7,415	11,666
Grafton Group PLC*	4,415	19,519
Greencore Group PLC	4,282	14,260
Independent News & Media PLC	12,037	21,425
Irish Life & Permanent PLC	7,324	79,648
Kerry Group PLC "A"	3,594	55,552
Ryanair Holding PLC	5,147	37,059
Waterford Wedgewood PLC	18,343	5,055
		1,215,113
Italy 3.6%
Alleanza Assicurazioni SpA (b)	12,399	117,894
Assicurazioni Generali SpA	25,136	582,494
Autogrill SpA*	3,093	33,743
Banca Fideuram SpA*	7,987	43,566
Banca Intesa SpA*	24,962	57,330
Banca Intesa SpA	94,859	303,374
Banca Monte dei Paschi di Siena SpA	19,728	53,805
Banca Nazionale del Lavoro*	42,366	71,030
Banca Popolare di Milano Scrl	6,790	29,708
Banco Popolare di Verona e Novara	10,072	137,638
Benetton Group SpA	1,610	16,695
Bulgari SpA	3,349	18,652
Capitalia SpA	30,799	54,290
Enel SpA	56,438	351,921
Eni SpA (b)	68,635	1,038,020
Fiat SpA*	6,006	43,727
FinecoGroup SpA*	33,271	17,881
Finmeccanica SpA	144,866	92,827
Gruppo Editoriale L' Espresso	2,322	9,199
Italcementi SpA	2,001	22,795
Luxottica Group SpA	3,975	54,274
Mediaset SpA*	16,253	137,555
Mediobanca SpA	12,764	127,374
Mediolanum SpA*	4,902	27,358
Mondadori Editore SpA	3,666	26,606
Parmalat Finanziaria SpA	10,889	34,262
Pirella SpA	25,561	25,889
Riunione Adriatica di Sicurta SpA	8,549	129,686
San Paolo IMI SpA	26,956	250,425
Seat Pagine Gialle SpA (b)	133,669	92,867
Snam Rete Gas SpA	21,155	83,083
Snia SpA	8,286	16,223
Snia SpA	1,009	1,976
Telecom Italia Mobile SpA	99,709	491,208
Telecom Italia SpA (b)	62,744	567,770
Telecom Italia SpA RNC (b)	54,157	296,652
Tiscali SpA	2,936	15,003
UniCredito Italiano SpA	99,982	476,479
		5,951,279
Japan 18.7%
ACOM Co., Ltd.	1,800	65,059
Aderans Co., Ltd.*	500	8,869
Advantest Corp.	1,800	79,750
Aeon Co., Ltd. *	6,000	137,414
AEON Credit Services Co., Ltd.	330	10,443
Aiful Corp.	900	38,376
Ajinomoto Co., Inc.	15,000	143,660
All Nippon Airways Co., Ltd.*	9,000	17,239
Alps Electric Co., Ltd.	3,000	38,426
Amada Co., Ltd.	8,000	25,717
Aoyama Trading Co., Ltd.	100	1,333
Asahi Breweries, Ltd.	10,000	60,379
Asahi Chemical Industry Co., Ltd.	37,000	105,692
Asahi Glass Co., Ltd.	21,000	130,294
Asatsu, Inc.	1,100	19,696
Ashikaga Financial Group, Inc.	12,000	17,789
Autobacs Seven Co., Ltd.	1,100	20,566
Bandai Co., Ltd.	700	26,700
Bank of Yokohama Ltd.	29,000	94,674
Bellsystem 24, Inc.	50	8,016
Benesse Corp.	1,900	32,755
Bridgestone Corp.	17,000	230,772
Canon, Inc.	22,000	1,009,536
Capcom Co., Ltd.	600	6,186
Casio Computer Co., Ltd.	6,000	38,326
Central Glass Co., Ltd.	3,000	17,639
Central Japan Railway Co.	26	186,217
Chubu Electric Power Co., Inc.	16,400	299,113
Chugai Pharmaceutical Co., Ltd.	7,000	79,517
Citizen Watch Co., Ltd.	8,000	42,973
Credit Saison Co., Ltd.*	3,500	57,393
CSK Corp.*	2,000	54,466
Dai Nippon Printing Co., Ltd.	16,000	169,228
Daicel Chemical Industries Ltd.	6,000	19,038
Daiichi Pharmaceutical Co., Ltd.	7,000	91,176
DAIKIN INDUSTRIES, Ltd.	5,000	91,818
Daimaru, Inc.	3,000	12,042
Dainippon Ink and Chemicals, Inc.*	21,000	42,498
Daito Trust Construction Co., Ltd.	2,000	42,057
Daiwa House Industry Co., Ltd.	11,000	75,669
Daiwa Securities Group, Inc.	33,000	189,631
Denki Kagaku Kogyo Kabushiki Kaisha	11,000	30,506
Denso Corp.	13,400	212,369
DENTSU, Inc.	4	12,459
Dowa Mining Co., Ltd.	4,000	15,357
East Japan Railway Co.	88	391,355
Ebara Corp.	8,000	28,116
Eisai Co., Ltd.	6,000	123,423
FamilyMart Co., Ltd.*	1,000	17,864
FANUC Ltd.	3,000	148,657
Fast Retailing Co., Ltd.	1,300	40,167
Fuji Electric Co., Inc	7,000	15,332
Fuji Photo Film Co., Ltd.	12,000	346,783
Fuji Television Network, Inc.	6	21,187
Fujikura Ltd.	11,000	36,277
Fujisawa Pharmaceutical Co., Ltd.	7,000	131,168
Fujitsu Ltd.	40,000	163,898
Hankyu Department Stores, Inc.	2,000	11,643
Hino Motors Ltd.	3,000	14,166
Hirose Electric Co., Ltd.	800	66,159
Hitachi Chemical Co., Ltd.	1,800	18,423
Hitachi Ltd.	75,000	317,926
Hitachi Software Engineering Co., Ltd.	300	6,221
Honda Motor Co., Ltd.	20,900	791,963
House Foods Corp.	3,000	27,483
Hoya Corp.	2,900	199,734
Isetan Co., Ltd.	4,000	26,950
Ishikawajima-Harima Heavy Industries Co., Ltd.*	35,000	39,350
ITO EN, Ltd.	500	16,781
Ito-Yokado Co., Ltd.	10,000	239,434
Itochu Corp.	38,000	95,574
Itochu Techno-Science Corp.	600	13,941
JAFCO Co., Ltd.	500	28,316
Japan Airlines System Corp.*	19,000	41,457
Japan TobacCo., Inc.	20	108,099
JFE Holdings, Inc.*	13,225	198,251
JGC Corp.	4,000	26,917
JSR Corp.	4,000	48,603
Kajima Corp.	20,000	47,470
Kamigumi Co., Ltd.*	4,000	20,021
Kanebo Ltd.*	8,000	9,461
Kaneka Corp.	8,000	49,303
Kansai Electric Power Co., Inc.	18,200	287,077
Kao Corp.	15,000	279,201
Katokichi Co., Ltd.	1,100	18,734
Kawasaki Heavy Industries Ltd.*	40,000	40,974
Kawasaki Kisen Kaisha Ltd.	8,000	19,321
Keihin Electric Express Railway Co., Ltd.	12,000	58,663
Keio Electric Railway Co., Ltd.	13,000	59,330
Keyence Corp.	870	159,400
Kikkoman Corp.	3,000	19,813
Kinden Corp.*	6,000	20,137
Kinki Nippon Railway Co., Ltd.	40,900	106,274
Kirin Brewery Co., Ltd.	19,000	133,550
Kokuyo Corp.	3,000	28,582
Komatsu Ltd.	29,000	111,097
Komori Corp.	2,000	20,837
Konami Co., Ltd.	2,200	39,392
Konica Corp.	6,000	68,307
Kubota Corp.	22,000	59,729
Kuraray Co., Ltd.	10,000	65,626
Kurita Water Industries	3,000	33,204
Kyocera Corp.	4,500	257,464
Kyowa Hakko Kogyo Co., Ltd.	8,000	43,173
Kyushu Electric Power Co.	9,900	154,096
Lawson, Inc.*	1,400	38,476
Mabuchi Motor Co., Ltd.	700	53,517
Makita Corp.*	2,000	16,240
Marubeni Corp.*	40,000	51,968
Marui Co., Ltd.	11,000	97,747
Matsushita Electric Industrial Co., Ltd.	54,614	540,796
Matsushita Electric Works Ltd.	10,000	59,213
Meiji Dairies Corp.	3,000	11,118
Meiji Seika Kaisha Ltd.	9,000	29,457
Meitec Corp.	1,100	33,437
Millea Holdings, Inc.	38	290,518
Minebea Co., Ltd.	8,000	31,714
Mitsubishi Chemical Corp.	52,000	106,100
Mitsubishi Corp.	27,000	187,308
Mitsubishi Electric Corp.	46,000	149,407
Mitsubishi Estate Co., Ltd.	26,000	176,040
Mitsubishi Gas Chemical Co.	7,000	14,807
Mitsubishi Heavy Industries Ltd.	79,000	204,614
Mitsubishi Logistics Corp.	3,000	18,139
Mitsubishi Materials Corp.	23,000	29,498
Mitsubishi Rayon Co., Ltd.	17,000	45,305
Mitsubishi Tokyo Financial Group, Inc.	110	497,439
Mitsui & Co.	33,000	165,447
Mitsui Chemicals, Inc.	13,000	60,087
Mitsui Engineering & Shipbuilding Co., Ltd.	14,000	17,606
Mitsui Fudosan Co., Ltd.	20,000	127,753
Mitsui Mining & Smelting Co., Ltd.	11,000	32,521
Mitsui O.S.K. Lines, Ltd.	17,000	51,676
Mitsui Sumitomo Insurance Co., Ltd.	34,260	158,924
Mitsui Trust Holdings, Inc.	14,100	31,001
Mitsukoshi Ltd.	15,000	39,475
Mitsumi Electric Co., Ltd.	900	9,302
Mizuho Financial Group, Inc.	159	125,664
Murata Manufacturing Co., Ltd.	6,300	247,645
Namco Ltd.	1,100	17,552
NEC Corp.	36,000	179,888
NGK Insulators Ltd.	7,000	38,826
NGK Spark Plug Co., Ltd.	4,000	28,049
Nichirei Corp.	9,000	31,405
Nidec Corp.	1,100	72,646
Nikko Cordial Corp.	34,000	136,481
Nikon Corp.	7,000	57,656
Nintendo Co., Ltd.	2,800	203,573
Nippon Comsys Corp.	3,000	15,290
Nippon Express Co., Ltd.	21,000	81,499
Nippon Meat Packers, Inc.	5,000	47,220
Nippon Mining Holdings, Inc.*	10,000	21,653
Nippon Oil Co., Ltd. (b)	37,000	160,541
Nippon Sheet Glass Co., Ltd.*	10,000	29,981
Nippon Steel Corp.	146,000	200,625
Nippon Telegraph & Telephone Corp.	140	549,157
Nippon Unipac Holdings	25	97,647
Nippon Yusen Kabushiki Kaisha	28,000	109,132
Nishimatsu Construction Co., Ltd.	5,000	16,989
Nissan Motor Co., Ltd.	67,000	640,566
Nisshin Seifun Group, Inc.	4,000	28,416
Nisshinbo Industries	2,000	9,161
Nissin Food Products Co., Ltd.	2,800	58,413
Nitto Denko Corp.	3,900	127,645
Nomura Holdings, Inc.	48,000	609,219
NSK Ltd.	13,000	41,357
NTN Corp.	8,000	29,582
NTT Data Corp.	40	123,256
NTT DoCoMo, Inc.	464	1,004,705
Obayashi Corp.	16,000	49,036
Obic Co., Ltd.	200	35,744
OJI PAPER Co., Ltd.	23,000	100,562
Oki Electric Industry Co.*	10,000	28,649
Okumura Corp.	1,000	3,265
Olympus Optical Co., Ltd.	5,000	103,477
Omron Corp.	6,000	101,187
Onward Kashiyama Co.	4,000	32,313
Oracle Corp. Japan*	1,100	39,575
Oriental Land Co., Ltd.	1,300	56,948
ORIX Corp.	2,200	121,657
Osaka Gas Co.	58,000	143,460
Pioneer Electronics Corp.	3,600	80,949
Promise Co., Ltd.	2,200	82,265
Q.P. Corp.	2,000	15,790
Resona Holdings, Inc.	104,000	71,888
Ricoh Co., Ltd.	17,000	277,776
ROHM Co., Ltd.	2,900	317,352
Sankyo Co., Ltd.	900	22,448
Sankyo Co., Ltd.	10,000	119,425
Sanyo Electric Co., Ltd.	38,000	130,069
Sapporo Holdings Ltd.	5,000	12,326
Secom Co., Ltd.	5,400	158,301
Sega Corp.*	2,300	16,339
Seino Transportation Co.	2,000	11,443
Sekisui Chemical Co., Ltd.	14,000	47,337
Sekisui House Ltd. (b)	13,000	98,522
Seven-Eleven Japan Co., Ltd.	11,000	273,912
Sharp Corp.	24,000	308,008
Shimachu Co., Ltd.	700	11,018
Shimamura Co., Ltd.	600	33,129
Shimano, Inc.	3,100	48,252
SHIMIZU Corp.	13,000	36,052
Shin-Etsu Chemical Co., Ltd.	9,700	331,210
Shionogi & Co., Ltd.	8,000	108,399
Shiseido Co., Ltd.	9,000	87,470
Showa Denko KK	19,000	33,071
Showa Shell Sekiyu KK	5,000	35,894
SKYLARK Co., Ltd.	2,000	23,735
SMC Corp.	1,500	126,296
Snow Brand Milk Products Co., Ltd.	1,500	3,760
Softbank Corp.*	5,300	100,416
Sompo Japan Insurance, Inc.	18,000	98,189
Sony Corp.	23,600	664,318
Stanley Electric Co., Ltd.	3,000	42,748
Sumitomo Bakelite Co., Ltd.	2,000	8,345
Sumitomo Chemical Co., Ltd.	32,000	100,471
Sumitomo Corp.	16,000	73,821
Sumitomo Electric Industries Ltd.	17,000	124,164
Sumitomo Heavy Industries Ltd.	18,000	26,683
Sumitomo Metal Industries Ltd.*	62,000	42,857
Sumitomo Metal Mining Co., Ltd.	11,000	42,140
Sumitomo Mitsui Financial Group, Inc.*	107	233,471
Sumitomo Osaka Cement Co., Ltd.	12,000	23,585
Sumitomo Realty & Development Co., Ltd.	7,000	31,131
Suzuken Co., Ltd.	800	18,988
Taiheiyo Cement Corp.	29,000	49,752
Taisei Corp.	25,000	49,136
Taisho Pharmaceutical Co., Ltd.	5,000	72,205
Taiyo Yuden Co., Ltd.	2,000	19,488
Takara Holdings, Inc.	4,000	21,587
Takashimaya Co., Ltd.	9,000	44,747
Takeda Chemical Industries, Ltd.	22,000	811,659
Takefuji Corp.	1,870	97,024
TDK Corp.	3,400	167,912
Teijin Ltd.	23,000	57,464
Teikoku Oil Co., Ltd.	4,000	13,059
Terumo Corp.	5,300	88,057
The 77 Bank Ltd.	8,000	36,311
The Bank of Fukuoka Ltd.	13,000	49,910
The Chiba Bank, Ltd.	14,000	49,669
The Furukawa Electric Co., Ltd.	13,000	42,440
The Gunma Bank Ltd.	10,000	45,472
The Hokuriku Bank Ltd.*	14,000	21,453
The Joyo Bank Ltd.	16,000	44,639
The Shizuoka Bank Ltd.	17,000	113,970
The Sumitomo Trust & Banking Co., Ltd.	22,000	76,036
The Suruga Bank Ltd.	3,000	17,264
THK Co., Ltd.	1,800	24,225
TIS, Inc.	100	1,915
Tobu Railway Co., Ltd.	20,000	56,798
Toda Corp.*	6,000	12,892
Toho Co., Ltd.*	4,300	37,745
Tohoku Electric Power Co., Inc.	11,200	165,656
Tokyo Broadcasting System, Inc.	1,000	12,184
Tokyo Electric Power Co.	30,200	577,214
Tokyo Electron Ltd.	4,000	189,548
Tokyo Gas Co., Ltd.	67,000	192,505
Tokyo Style Co., Ltd.	2,000	16,306
Tokyu Corp. (b)	23,000	74,129
TonenGeneral Sekiyu K.K.	7,000	49,203
Toppan Printing Co., Ltd.	14,000	100,271
Toray Industries, Inc.	33,000	76,677
Toshiba Corp.*	76,000	261,403
Tosoh Corp.	15,000	33,479
Tostem Inax Holding Corp.	7,848	113,071
Toto Ltd.	10,000	59,380
Toyo Seikan Kaisha Ltd.	4,000	37,410
Toyo Suisan Kaisha Ltd.	1,000	10,152
Toyobo Co., Ltd.	20,000	34,812
Toyoda Gosei Co., Ltd.*	700	13,787
Toyota Industries Corp.	3,300	53,701
Toyota Motor Corp.	71,000	1,838,934
Trend Micro, Inc.*	2,500	38,830
Ube Industries Ltd.	13,000	19,163
UFJ Holdings, Inc.*	85	124,589
Uni-Charm Co.	1,400	60,512
UNY Co., Ltd.	4,000	34,445
Ushio, Inc.	2,000	23,152
USS Co., Ltd.	300	15,191
Wacoal Corp.	4,000	31,147
West Japan Railway Corp.	29	109,890
World Co., Ltd.	1,300	24,630
Yakult Honsha Co., Ltd.	4,000	53,633
Yamada Denki Co., Ltd.	1,300	28,690
Yamaha Corp.	3,000	41,124
Yamaha Motor Co., Ltd. (b)	2,000	16,873
Yamaichi Securities Co., Ltd.*	14,000	0
Yamanouchi Pharmaceutical Co., Ltd.	8,300	216,356
Yamato Transport Co., Ltd.	11,000	121,749
Yamazaki Baking Co., Ltd.	5,000	31,855
Yokogawa Electric Corp.	4,000	30,881
		31,063,773
Luxembourg 0.1%
Arcelor	8,563	99,710
Netherlands 5.0%
ABN AMRO Holding NV*	40,015	765,088
Aegon NV	36,134	361,832
Akzo Nobel NV	7,351	194,830
ASML Holding NV*	12,282	116,640
Corio NV	1,313	42,248
DSM NV	1,953	82,353
Euronext NV	2,162	53,602
Fortis Bank Nederland NV*	50	0
Hagemeyer NV	2,586	9,948
Heineken NV	5,210	184,872
IHC Caland NV	572	29,204
ING Groep NV*	44,849	779,230
Koninklijke	34,878	663,263
Koninklijke Ahold NV	17,746	147,337
Koninklijke KPN NV*	46,590	330,105
Koninklijke Numico	3,186	49,026
Oce NV	1,190	12,285
Qiagen NV	3,029	25,566
Reed Elsevier NV	17,309	204,135
Rodamco Europe NV	1,277	66,826
Royal Dutch Petroleum Co.	55,269	2,565,382
STMicroelectronics NV	15,848	332,315
TPG NV	9,305	161,563
Unilever NV	15,106	810,450
Vedior NV	2,619	23,729
Vendex NV	1,497	17,328
VNU NV	5,687	175,218
Wereldhave NV	229	14,398
Wolters Kluwer NV*	6,608	79,677
		8,298,450
New Zealand 0.2%
Auckland International Airport Ltd.	5,780	20,743
Carter Holt Harvey Ltd.	23,574	24,705
Contact Energy Ltd.	7,349	21,727
Fisher & Paykel Appliances Holdings Ltd.	1,120	8,950
Fisher & Paykel Corp, Ltd.	2,321	16,782
Fletcher Building Ltd.	13,125	28,200
Fletcher Challenge Forests*	382	257
Fletcher Challenge Forests Ltd.*	764	519
Independent Newspapers Ltd.	3,432	8,600
NGC Holdings Ltd.	5,435	4,996
Sky City Entertainment Group Ltd.	4,766	26,312
Sky Network Television Ltd.	2,305	5,870
Telecom Corp. of New Zealand Ltd.	50,402	154,621
The Warehouse Group Ltd.	3,494	10,596
Tower Ltd.*	2,638	2,301
		335,179
Norway 0.4%
Aker Kvaerner ASA*	1,102	14,541
Den Norske Bank*	10,150	50,058
Frontline Ltd.*	1,300	18,550
Gjensidige NOR ASA	1,500	52,470
Norsk Hydro ASA*	3,950	194,261
Norske Skogindustrier ASA	3,150	47,130
Orkla ASA	5,314	92,022
Schibsted ASA	1,200	16,624
Smedvig ASA	900	5,723
Statoil ASA	11,950	101,813
Storebrand ASA	3,850	15,467
Tandberg ASA	3,600	18,652
Telenor ASA	11,950	49,665
Tomra Systems ASA	5,300	22,761
		699,737
Portugal 0.3%
Banco BPI SA*	9,159	25,874
Banco Comercial Portugues SA	51,674	90,790
Banco Espirito Santo e Comercial de Lisboa SA	3,035	44,960
Brisa-Auto Estradas de Portugal SA	7,187	40,441
CIMPOR-Cimentos de Portugal	4,045	15,375
Electricidade de Portugal*	47,548	101,559
Jeronimo Martins SA*	1,209	9,566
Portugal Telecom SGPS SA (Registered)	24,786	177,609
PT Multimedia Servicos*	861	15,078
Sonae SGPS SA	24,104	13,563
		534,815
Singapore 0.8%
Capitaland Ltd.*	27,750	19,540
Chartered Semiconductor Manufacturing Ltd.*	26,400	13,642
City Developments Ltd.	13,000	32,777
ComfortDelGro Corp, Ltd.	40,000	18,285
Creative Technologies Ltd.	1,000	8,007
Cycle & Carriage Ltd.	1,293	3,627
Datacraft Asia Ltd.*	4,000	4,000
DBS Group Holdings Ltd.	30,513	178,469
Fraser & Neave Ltd.	5,400	26,371
Haw Par Corp, Ltd.	4,245	10,462
Keppel Corp.	13,750	38,260
Keppel Land Ltd.	1,000	727
Neptune Orient Lines Ltd.	26,000	21,851
Oversea-Chinese Banking Corp, Ltd.	26,337	149,557
Overseas Union Enterprise	3,000	11,925
Parkway Holdings Ltd.	9,000	3,986
SembCorp Industries Ltd.	31,329	22,772
SembCorp Logistics Ltd.	5,000	5,338
SembCorp. Marine Ltd.	10,000	5,565
Singapore Airlines Ltd.	15,000	88,586
Singapore Exchange Ltd.	13,000	10,114
Singapore Press Holdings Ltd.	10,296	106,994
Singapore Technologies Engineering Ltd.*	33,000	32,606
Singapore TeleCommunications Ltd.	174,000	149,199
ST Assembly Test Services Ltd.*	5,000	4,855
United Overseas Bank Ltd.	32,448	228,481
United Overseas Land Co.*	13,000	15,503
Venture Corp, Ltd.	5,000	45,713
Wing Tai Holdings Ltd.	14,000	5,883
		1,263,095
Spain 3.5%
Acciona SA*	627	29,881
Acerinox SA	1,147	43,835
Actividades de Construccion y Servicios SA	1,104	47,098
Altadis SA "A"	7,888	202,179
Amadeus Global Travel Distribution SA "A"	6,395	36,645
Autopistas Concesionaria Espanol SA	3,646	50,954
Banco Bilbao Vizcaya Argentaria SA	80,216	842,861
Banco Popular Espanol SA	3,930	198,573
Banco Santander Central Hispano SA	113,309	992,803
Corp. Financiera Reunida SA*	1,973	20,754
Corp. Mapfre SA	2,476	26,443
Endesa SA	23,643	395,853
Fomento de Construcciones y Contratas SA*	1,152	32,186
Gas Natural SDG SA*	5,308	106,670
Grupo Dragados SA	3,352	67,478
Grupo Ferrovial	1,654	44,920
Iberdrola SA	20,132	348,628
Iberia Lineas Aereas de Espana SA	6,671	12,946
Indra Sistemas SA	2,180	22,155
Industria de Diseno Textil SA	5,994	150,742
Repsol SA*	24,623	399,254
Sacyr Vallehermoso SA	2,869	31,826
Sociedad General de Aguas de Barcelona SA	1,641	22,425
Telefonica Publicidad e Informacion SA*	1,980	9,572
Telefonica SA*	126,618	1,470,013
Terra Networks SA*	11,210	67,841
Union Fenosa SA	5,422	91,839
Zeltia SA	3,485	23,532
		5,789,906
Sweden 2.0%
ABB Ltd.	4,472	14,804
Alfa Laval AB	900	8,601
Assa Abloy AB "B"	8,300	80,357
Atlas Copco AB "A"	2,971	75,157
Atlas Copco AB "B"	2,142	50,306
Axfood AB	500	9,088
Billerud	1,000	11,680
Castellum AB	700	12,024
Drott AB "B"*	2,500	31,543
Electrolux AB "B"	7,900	155,929
Eniro AB	4,700	40,219
Gambro AB "B"	2,500	16,552
Gambro AB	5,000	33,105
Getinge AB	700	18,582
Grupo Prisa SA*	2,251	20,447
Hennes & Mauritz AB "B"	12,600	289,621
Hoganas AB	600	12,217
Holmen AB "B"	1,400	38,214
Modern Times Group AB*	1,200	18,439
Nordea AB*	62,414	300,961
OM Gruppen AB	1,800	12,817
Perbio Science AB	600	11,168
Sandvik AB	6,000	157,028
Sapa AB	500	10,056
SAS AB	1,500	8,245
Securitas AB "B"	8,000	81,949
Skandia Forsakrings AB	22,400	59,603
Skandinaviska Enskilda Banken "A"	12,960	131,948
Skanska AB "B"	11,400	65,082
SKF AB "B"	2,200	63,486
SSAB Svenskt Stal AB	100	1,274
SSAB Svenskt Stal AB "A"	1,800	24,060
Svenska Cellulosa AB "B"	5,166	176,503
Svenska Handelsbanken AB "B"	800	12,592
Svenska Handelsbanken AB "A"	14,700	240,564
Swedish Match AB	9,865	74,558
Tele2 AB "B"	2,500	92,911
Telefonaktiebolaget LM Ericsson "B"*	382,700	411,148
TeliaSonera AB*	1,600	6,578
TeliaSonera AB*	41,951	173,989
Trelleborg AB	2,300	24,566
Volvo AB "B"*	6,080	133,677
Volvo AB "A"	2,810	58,974
WM-Data AB "B"	7,800	11,888
		3,282,510
Switzerland 6.9%
ABB Ltd.*	23,260	76,414
Adecco SA	3,400	140,061
Centerpulse AG	260	69,964
Ciba Specialty Chemicals AG (Registered)	1,700	102,912
Clariant AG*	4,500	41,194
Compagnie Financiere Richemont AG	13,700	221,498
Credit Suisse Group	31,240	822,196
Geberit AG	50	15,393
Givaudan	222	93,418
Holcim Ltd. (HOLCIM Ltd.-REG)	3,625	133,942
Kudelski SA	1,000	18,124
Kuoni Reisen AG (Registered)	10	2,569
Logitech International SA	1,100	41,254
Lonza Group AG	1,150	52,637
Nestle SA (Registered)	10,600	2,187,221
Nobel Biocare Holding AG*	100	6,621
Nobel Biocare Holding AG*	500	33,387
Novartis AG (Registered)	63,040	2,494,514
Oerlikon-Buehrle Holding AG*	276	22,464
Roche Holding AG	18,400	1,443,284
Roche Holding AG* (b)	900	110,627
Schindler Holding AG	30	4,828
Serono SA "B"	200	117,530
SGS Holdings SA	125	48,817
Sulzer AG (Registered)* (b)	105	14,670
Swatch Group AG	1,800	32,756
Swatch Group AG	850	77,027
Swiss Re (Registered)	8,500	470,950
Swisscom AG	690	196,117
Syngenta AG	2,774	139,053
Synthes-Stratec, Inc.	110	79,015
UBS AG (Registered)*	31,348	1,743,806
Valora Holding AG	90	18,405
Zurich Financial Services AG*	3,756	447,820
		11,520,488
United Kingdom 25.0%
3i Group PLC	16,664	155,379
Aegis Group PLC	17,284	22,603
Alliance Unichem PLC	4,827	39,448
AMEC PLC	7,045	30,226
Amersham PLC	20,645	154,921
Amvescap PLC	17,009	117,322
Argyll Group PLC	25,832	109,764
ARM Holdings PLC*	25,576	28,277
Associated British Ports Holdings PLC	7,056	46,224
AstraZeneca Group PLC	6,372	258,304
AstraZeneca PLC	39,081	1,567,094
Aviva PLC	60,673	421,253
BAA PLC	28,957	234,377
BAE Systems PLC	82,676	194,409
Balfour Beatty PLC	4,146	13,204
Bank of New York Co., Inc.	13,986	135,935
Barclays PLC	172,106	1,278,002
Barratt Developments PLC	8,077	57,578
BBA Group PLC	16,408	56,317
Berkeley Group PLC	5,398	66,495
BG Group PLC	92,655	410,522
BHP Billiton PLC	65,436	344,453
BOC Group PLC	13,813	177,220
Boots Group PLC	24,205	259,023
BP PLC	587,236	4,072,335
BPB PLC	9,855	49,925
Brambles Industries PLC	19,281	52,179
British Airways PLC*	19,365	48,412
British American Tobacco PLC	42,998	487,803
British Land PLC	14,835	117,687
British Sky Broadcasting Group PLC*	34,507	382,363
BT Group PLC	231,749	779,181
Bunzl PLC	14,569	102,114
Cable and Wireless PLC	54,686	101,971
Cadbury Schweppes PLC	54,044	319,267
Canary Wharf Group PLC (REIT)	14,669	61,967
Capita Group PLC	19,439	72,495
Carlton Communications PLC	15,577	38,942
Carnival PLC	5,128	155,795
Cattles PLC	6,367	34,094
Celltech Group PLC*	6,093	34,486
Centrica PLC	111,719	324,000
Chubb PLC	24,469	30,485
Close Brothers Group PLC	2,533	27,064
Cobham PLC	1,928	36,759
Compass Group PLC	62,470	336,830
Daily Mail & General Trust	7,052	66,330
De La Rue PLC	2,911	11,360
Diageo PLC	83,311	889,467
Electrocomponents PLC	11,845	63,427
EMAP PLC	5,822	82,189
EMI Group PLC	18,815	37,878
Enterprise Inns PLC	3,439	45,881
Exel PLC	7,787	79,925
Firstgroup PLC	7,297	32,511
FKI PLC	16,691	21,965
Friends Provident PLC	35,935	67,303
George Wimpey PLC	7,301	35,541
GKN PLC	17,946	65,890
GlaxoSmithKline PLC	158,132	3,191,312
Granada Compass PLC	65,325	98,094
Great Portland Estates PLC	307	1,168
GUS PLC	26,497	296,886
Hammerson PLC	5,426	44,366
Hanson PLC	19,402	108,135
Hays PLC	56,416	89,371
HBOS PLC	99,474	1,287,732
Hilton Group PLC	39,581	120,179
HSBC Holdings PLC	282,394	3,336,503
IMI PLC	10,076	49,881
Imperial Chemical Industries PLC	28,808	58,352
Imperial Tobacco Group PLC	20,297	362,730
Intercontinental Hotels Group PLC	20,436	145,004
Invensys PLC	94,327	31,909
J Sainsbury PLC	35,479	148,706
Johnson Mathey PLC	5,236	76,293
Kelda Group PLC	8,259	58,262
Kidde PLC	13,274	18,618
Kingfisher PLC	74,650	341,527
Land Securities Group PLC	12,123	156,337
Legal & General Group PLC	184,225	255,359
Liberty International PLC	5,389	55,090
Lloyds TSB Group PLC	146,182	1,037,858
LogicaCMG PLC	16,095	38,046
Man Group PLC	7,221	142,512
Marks & Spencer Group PLC	64,133	334,155
MFI Furniture Group PLC	10,649	29,434
Misys PLC	14,256	60,458
Mitchells & Butlers PLC	20,436	78,825
National Grid Transco PLC	82,150	557,150
National Power PLC*	29,638	63,212
New Dixons Group PLC	48,793	106,281
Next PLC*	7,148	121,078
Novar PLC	3,491	7,057
Pearson PLC	23,085	215,610
Persimmon PLC	5,281	41,568
Pilkington PLC	24,287	26,551
Provident Financial PLC	5,748	60,467
Prudential Corp. PLC	55,352	335,214
Rank Group PLC	12,851	52,803
Reckitt Benkiser PLC	15,303	280,805
Reed Elsevier PLC	35,626	296,439
Rentokil Initial PLC	53,025	165,592
Reuters Group PLC	35,903	104,124
Rexam PLC	11,500	72,301
Rio Tinto PLC	29,098	547,383
RMC Group PLC	5,987	45,618
Rolls-Royce PLC	43,647	92,371
Royal & Sun Alliance Insurance Group PLC	31,805	72,820
Royal Bank of Scotland Group PLC	72,405	2,031,143
SABMiller PLC	19,783	132,457
Schroders PLC	5,472	56,864
Scottish & Newcastle PLC	18,329	110,850
Scottish & Southern Energy PLC	24,539	252,676
Scottish Power PLC	52,882	317,638
Serco Group PLC	13,638	36,008
Severn Trent PLC	8,356	94,314
Shell Transport & Trading Co., PLC	254,184	1,677,766
Signet Group PLC	36,130	53,807
Slough Estates PLC	12,154	68,541
Smith & Nephew PLC	25,569	146,936
SmithKline Industries PLC	16,326	189,391
SSL International PLC	3,036	14,729
Stagecoach Group PLC	25,112	25,692
Tate & Lyle PLC	9,166	51,804
Taylor Woodrow PLC	12,869	42,684
Tesco PLC	195,737	708,167
The Peninsular and Oriental Steam Navigation Co.	14,898	57,772
The Sage Group PLC	29,135	77,885
TI Group PLC*	11,991	0
Tomkins PLC	17,191	64,395
Unilever PLC	75,104	597,976
United Business Media PLC	6,159	30,795
Vodafone Group PLC	1,800,961	3,521,646
Whitbread PLC	6,365	71,212
Wolseley PLC*	16,886	186,761
WPP Group PLC	32,984	258,535
		41,540,161
Total Common Stocks (Cost $165,476,886)		152,308,695
Preferred Stocks 0.1%
Germany
Henkel KGaA	1,600	99,052
Porsche AG	200	84,105
Total Preferred Stocks (Cost $198,864)		183,157

	Principal Amount ($)	Value ($)

US Treasury Obligations 1.3%
US Treasury Bill,1.13%**, 7/24/2003 (Cost $2,188,434)	2,190,000	2,188,839

	Shares	Value ($)

Cash Equivalents 3.7%
Cash Management Fund Institutional, 1.0% (d)	3,358,152	3,358,152
Daily Assets Fund Institutional, 1.08% (d) (e)	2,828,374	2,828,374
Total Cash Equivalents (Cost $6,186,526)		6,186,526

	% of Net Assets	Value ($)

Total Portfolio - (Cost $174,050,710) (a)	96.8	160,867,217
Other Assets and Liabilities, Net	3.2	5,210,551
Net Assets	100.0	166,077,768

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $177,396,984. At June 30, 2003, net unrealized depreciation for all securities based on tax cost was $16,529,767. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,677,454 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $31,207,221.
(b) All or a portion of this security was on loan (see Note E). The value of all securities loaned at June 30, 2003, amounted to $2,697,080.
(c) Affiliated issuer (see Notes to Financial Statements).
(d) Cash Management Fund Institutional and Daily Assets Fund Institutional are affiliated funds and are also managed by Deutsche Asset Management, Inc. The rates are the annualized seven-day yields.
(e) Represents collateral held in connection with securities lending.
At June 30, 2003, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
DAX Index	9/19/2003	5	$ 455,917	$ 463,431	$ 7,514
Hang Seng Index	7/30/2003	10	612,902	614,505	1,603
IBEX 35 Index	7/18/2003	2	159,569	155,785	(3,784)
MIB 30 Index	9/19/2003	2	288,302	288,833	531
Nikkei 225	9/11/2003	37	1,635,520	1,682,575	47,055
DJ Euro Stoxx 50 Index	9/19/2003	171	4,744,596	4,765,846	21,250
SPI 200 Index	9/18/2003	20	1,033,391	1,012,011	(21,380)
FTSE 100 Index	9/19/2003	63	4,249,058	4,172,929	(76,129)
TOPIX Index	9/11/2003	19	1,356,904	1,429,648	72,744
Total Net Unrealized Appreciation					49,404

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value:
Unaffiliated issuers (cost $167,065,458)	$ 153,778,830
Affiliated issuers (cost $6,985,252)[a]	7,088,387
Total investments in securities, at value (cost $174,050,710)	$ 160,867,217
Cash*	371,931
Foreign currency, at value (cost $5,436,432)	5,588,750
Collateral on futures held at broker (cost $1,841,231)	1,897,005
Receivable for investments sold	5,575
Dividends receivable	249,338
Receivable for shares of beneficial interest subscribed	28,890
Foreign taxes recoverable	147,266
Receivable for securities lending income	8,485
Other assets	959
Total assets	169,165,416
Liabilities
Payable upon return of securities loaned	2,828,374
Payable for daily variation margin on open futures contracts	31,632
Unrealized depreciation on forward currency exchange contracts	133,489
Accrued advisory fee	76,695
Other accrued expenses and payables	17,458
Total liabilities	3,087,648
Net assets, at value	$ 166,077,768

* Includes segregated cash of $356,909 to cover margin requirements on foreign future contracts.
a Includes collateral on securities loaned, at value and cost of $2,828,374.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Dividends (net of foreign taxes withheld of $362,473)	$ 2,501,761
Dividends from Cash Management Fund Institutional	32,321
Interest	41,104
Securities lending income	51,832
Total income	2,627,018
Expenses: Advisory fee	178,494
Administrator service fees	73,289
Auditing	17,833
Legal	2,965
Trustees' fees and expenses	4,008
Other	22,175
Total expenses, before expense reductions	298,764
Expense reductions	(43,892)
Total expenses, after expense reductions	254,872
Net investment income (loss)	2,372,146
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(3,699,701)
Futures	1,330,683
Foreign currency related transactions	1,097,245
(1,271,773)
Net unrealized appreciation (depreciation) during the period on: Investments	15,179,378
Futures	273,613
Foreign currency related transactions	(247,366)
15,205,625
Net gain (loss) on investment transactions	13,933,852
Net increase (decrease) in net assets resulting from operations	$ 16,305,998

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Years Ended December 31, 2002
Operations: Net investment income	$ 2,372,146	$ 2,564,987
Net realized gain (loss) on investment transactions	(1,271,773)	(6,482,098)
Net unrealized appreciation (depreciation) on investment transactions during the period	15,205,625	(19,466,388)
Net increase (decrease) in net assets resulting from operations	16,305,998	(23,383,499)
Capital transactions in shares of beneficial interest: Proceeds from capital invested	109,282,348	77,845,963
Subscriptions in-kind	11,066,674	-
Value of capital withdrawn	(107,247,017)	(58,436,177)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	13,102,005	19,409,786
Increase (decrease) in net assets	29,408,003	(3,973,713)
Net assets at beginning of period	136,669,765	140,643,478
Net assets at end of period	$ 166,077,768	$ 136,669,765

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	166	137	141	172	120	42
Ratio of expenses before expense reductions (%)	.41*	.44	.42	.46	.40	.41
Ratio of expenses after expense reductions (%)	.35*	.35	.35	.35	.35	.35
Ratio of net investment income (loss) (%)	1.61c**	1.88	1.73	1.64	1.61	1.60
Portfolio turnover rate (%)	11*	10	26	52	4	12
Total Investment Return (%)[b]	9.00**	(16.58)	-	-	-	-
[a] For the six months ended June 30, 2003 (Unaudited).
[b] Total return would have been lower had certain expenses not been reduced.
[c] The ratio for the six months ended June 30, 2003 has not been annualized since the Portfolio believes it would not be appropriate because the Portfolio's income is not earned ratable throughout the fiscal year.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

The EAFE® Equity Index Portfolio (the "Portfolio"), a series of the Scudder Investment Portfolios (formerly BT Investment Portfolios) (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies as well as Cash Management Fund Institutional and Daily Assets Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $16,898,459 and $7,527,760, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both wholly owned subsidiaries of Deutsche Bank AG.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.25% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Effective April 25, 2003, Northern Trust Investments, N.A. (formerly Northern Trust Investments, Inc.) ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Fund. The Portfolio waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

In addition, for the six months ended June 30, 2003, the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.35% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at anytime without notice to the shareholders.

Accordingly, for the six months ended June 30, 2003, the Advisor did not impose a portion of its advisory fee aggregating $43,892 and the amount imposed aggregated $134,602, which was equivalent to an annualized effective rate of 0.18% of the Portfolio's average net assets.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2003, the Administrator Service Fee was $73,289, of which $14,287 is unpaid.

Deutsche Bank Trust Company Americas ("DBT Co."), an affiliate of the Portfolio's Advisor and Administrator, serves as the Portfolio's custodian.

Trustees' Fees and Expenses. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specific amounts for attended board and committee meetings.

Other. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc.

D. Forward Foreign Currency Commitments

As of June 30, 2003, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized (Depreciation)
USD	4,684,000	EUR	4,000,000	7/10/2003	$ (91,770)
USD	2,990,700	GBP	1,800,000	7/10/2003	(22,238)
USD	1,685,630	JPY	200,000,000	7/10/2003	(19,481)
Total unrealized appreciation (depreciation)					$ (133,489)

Currency Abbreviations
GBP	British Pound	EUR	Euro
USD	US Dollar	JPY	Japanese Yen

E. Securities Lending

The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Portfolio may invest the cash collateral in an affiliated money market fund. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. The fees earned for lending securities may be shared with an affiliate regardless of whether or not the cash collateral is invested in an affiliated money market fund. Either the Portfolio or the borrower may terminate the loan. The Portfolio is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments.

F. Line of Credit

Prior to April 11, 2003, the Portfolio and several other affiliated funds (the "Participants") shared in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated pro rata based upon net assets among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, the Portfolio entered into a new revolving credit facility administered by J.P. Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. During the period the Portfolio had no borrowings on the line of credit.

G. Other Information

On January 31, 2003, Deutsche Bank AG completed the sale of its Global Securities Service business to State Street Bank, Inc. The sale included US custody, securities lending and other processing services located in Europe, Asia and the Americas. The Board of Directors of the Fund approved changing the Fund's custodian to State Street Bank and Trust Company ("State Street") at Board meetings held on February 24, 2003 and March 27, 2003. Deutsche Bank and Trust Companies Americas (formerly, Bankers Trust Company), an affiliate of the Fund's Advisor, currently serves as the custodian to the Fund. Effective July 18, 2003, State Street is the Fund's custodian.

In connection with the transaction, on January 13, 2003 the Board approved on interim outsourcing arrangement that allows a State Street subsidiary to perform certain aspects if securities lending services for the Fund, subject to oversight from Deutsche. At a later date, Deutsche Asset Management will make recommendations to the Fund's Board regarding its security lending program, but Deutsche will remain as securities lending agent until such time as the Board approves a new securities lending agent for the Fund.

Shareholder Meeting Results

A Special Meeting of Shareholders of EAFE® Equity Index Portfolio (the "Portfolio"), a series of BT Investment Portfolios (the "Trust"), was held on March 31, 2003. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To approve a new investment advisory agreement between the Portfolio and Deutsche Asset Management, Inc. ("DeAM, Inc.").

Affirmative	Against	Abstain
15,442,082	16,405	1,442,575

2. To approve a new investment sub-advisory agreement for the Portfolio between DeAM, Inc. and Northern Trust Investments, Inc.

Affirmative	Against	Abstain
15,435,608	22,880	1,442,574

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 621-1048 To speak with a Scudder service representative.
Written correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
Nasdaq Symbol	BTAEX
CUSIP Number	81111W 105
Fund Number	558

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended June 30, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder EAFE Equity Index Fund

By:                                 /s/Richard T. Hale
                                    -------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder EAFE Equity Index Fund

By:                                 /s/Richard T. Hale
                                    -------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    -------------------------------------

By:                                 /s/Charles A. Rizzo
                                    -------------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 19, 2003
                                    ----------------------------------